Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 76,656,025
Federal And New Jersey [Member]
Income Tax [Line Items]
Operating loss carryforwards	16,508,292
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 7,448,287
Foreign [Member] | Minimum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2015
Foreign [Member] | Maximum [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2035
Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount	$ 1,163,616	$ 1,118,389